Share-Based Compensation - Summary of Restricted Stock Units Activity (Details) - 2022 Equity Incentive Plan	3 Months Ended
Mar. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	4,296,875
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	703,329
Number of Shares, Forfeited	(666)
Number of Shares, Outstanding, Ending balance	702,663
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 15
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	15
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance | $ / shares	$ 15